Offerings - Offering: 1	Aug. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	8,934,345
Proposed Maximum Offering Price per Unit	0.8224
Maximum Aggregate Offering Price	$ 7,347,605.33
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,014.70
Offering Note	In addition to the common stock set forth in this table, pursuant to Rule 416, this registration statement also registers such additional number of shares of common stock as may become issuable by reason of any stock splits, stock dividends or similar transactions. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act and based upon the average of the high and low sales prices of a share of common stock as reported on The Nasdaq Capital Market on August 24, 2026. Consists of shares of common stock issuable upon exercise of outstanding warrants.